Loan Portfolio Indemnification Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Loan Portfolio Indemnification Obligations
Schedule of Balance Sheet Impact

The following table summarizes the October 1, 2025, inception date, consolidated balance sheet impact of ASC 460 and ASC 326.

	ASC 460	ASC 326	Total
Contract asset	$2,135,000	$1,091,772	$3,226,772
Financial indemnification liability	-	1,091,772	1,091,772
Stand-ready guarantee liability	$2,135,000	$-	$2,135,000

Schedule of Significant Unobservable Input
Significant Unobservable Input
Pooled Probability of Default or PD (Ratings 2–5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 16.6% cannabis qualitative premium)	35%
Tranche C PD	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year – Tranche A	4 years
Weighted average pay out year – Tranche B	3 years
Weighted average pay out year – Tranche C	2 years
Weighted average pay out year – Stand Ready Premium	3 years

For loans entered into subsequent to October 1, 2025, the effective date of the Second Amended CAA, management evaluates the stand-ready guarantee on a specific identification basis, separate from the pooled tranche inputs presented above. Loans originated under this methodology are evaluated using the tranche-specific assumptions determined at each loan’s origination date, as follows:

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Three months ended September 30, 2026	1	7.25%	25%	120% of expected loss	5.0%	5 years

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Nine months ended September 30, 2026	3	7.25%	25%	120% of expected loss	4.4% to 5.0%	5 years

Significant Unobservable Input	Value
Pooled Probability of Default or PD (Ratings 2-5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 13% cannabis qualitative premium)	35%
Tranche C PD (Rating 9, individually evaluated)	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year - Tranche A	4 years
Weighted average pay out year - Tranche B	3 years
Weighted average pay out year - Tranche C	2 years
Weighted average pay out year - Stand Ready Premium	3 years

Schedule of Expected Credit Loss Liability

The expected credit loss liability as of September 30, 2026 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2–5	$29,779,662	Pooled; rates 0.5%–1.8%	$314,761
Tranche B - Elevated Risk	6–8	21,524,586	Pooled; rates 2.0%–3.2%	242,444
Total		$51,304,248		$557,205

The expected credit loss liability as of December 31, 2025 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2–5	$35,544,024	Pooled; rates 0.5%–1.8%	$406,066
Tranche B - Elevated Risk	6–8	7,168,435	Pooled; rates 3.2%–9.2%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

The indemnified portfolio is segmented into three tranches. Loans rated 9 or 10 are individually evaluated rather than included in the pooled analysis:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2-5	$35,544,024	Pooled; rates 0.453%-1.81%	$406,066
Tranche B - Elevated Risk	6-8	7,168,435	Pooled; rates 3.17%-9.21%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

Schedule of Contract Asset

The following table summarizes the change in the contract asset for the three and nine months ended September 30, 2026:

	Stand-ready guarantee	Financial indemnification	Total
Balance, December 31, 2025	$2,049,599	$1,048,101	$3,097,700
Amortization	(85,401)	(43,671)	(129,072)
Balance, March 31, 2026	1,964,198	1,004,430	2,968,628
Amortization	(85,401)	(43,671)	(129,072)
Balance, June 30, 2026	1,878,797	960,759	2,839,556
Amortization	(85,401)	(43,671)	(129,072)
Balance, September 30, 2026	$1,793,396	$917,088	$2,710,484

The following table summarizes the changes of the contract asset for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Amortization	(85,401)	(43,671)	(129,072)	-	-	-
Ending balance	2,049,599	1,048,101	3,097,700	-	-	-
Less: current portion	(341,600)	(174,683)	(516,283)	-	-	-
Total non-current portion	$1,707,999	$873,418	$2,581,417	$-	$-	$-

Schedule of Rollforward of Stand-Ready Guarantee Liability and Financial Indemnification Liability

Roll forward of Stand-Ready Guarantee Liability and Financial Indemnification Liability

	Stand-ready guarantee liability	Financial indemnification liability	Total
Balance, December 31, 2025	$1,957,083	$1,091,772	$3,048,855
Change in credit benefit	(182,917)	(133,659)	(316,576)
Balance, March 31, 2026	1,774,166	958,113	2,732,279
Additions from loans originated during the period	10,014	19,686	29,700
Change in credit benefit	(183,042)	(232,777)	(415,819)
Balance, June 30, 2026	1,601,138	745,022	2,346,160
Additions from loans originated during the period	2,155	2,057	4,212
Change in credit benefit	(167,750)	(189,874)	(357,624)
Balance, September 30, 2026	$1,435,543	$557,205	$1,992,748

The following table summarizes the changes of the liabilities for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$1,393,131	$1,393,131
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Benefit	(177,917)	-	(177,917)	-	(1,393,131)	(1,393,131)
Ending balance	1,957,083	1,091,772	3,048,855	-	-	-
Less: current portion	(711,667)	(433,968)	(1,145,635)	-	-	-
Total non-current portion	$1,245,416	$657,804	$1,903,220	$-	$-	$-